Shareholder Report	6 Months Ended
May 31, 2024 USD ($) Integer
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Ultimus Managers Trust
Entity Central Index Key	0001545440
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
Q3 All-Season Active Rotation ETF
Shareholder Report [Line Items]
Fund Name	Q3 All-Season Active Rotation ETF
Class Name	Q3 All-Season Active Rotation ETF
Trading Symbol	QVOY
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Q3 All-Season Active Rotation ETF for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Material Fund Change Notice [Text Block]	You can also request this information by contacting us at (888) 348-1255.
Additional Information Phone Number	(888) 348-1255
Additional Information Website	www.q3allseasonfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Q3 All-Season Active Rotation ETF	$47	0.94%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Over the last six months, the Q3 All-Season Active Rotation Fund has held diversified equity positions across all market capitalizations and the growth/value spectrum. As large caps – particularly growth - have dominated, the performance of the Fund has lagged traditional equity indexes while maintaining increased diversification.

Because the Fund invests across several asset classes including equities, bonds, and alternatives, it may trail popular equity indexes, such as the S&P 500, which are focused on just one segment of the market. This is by design, and it is what makes the Fund appropriate for investors seeking true, active asset allocation.

In addition to its diversified core equity holdings, the Fund also invests in “active” equity funds. These consist of sectors, subsectors and internationals. Returns from this portion of the Fund’s holdings tend to have an outsized impact on the portfolio as a whole. Over the last six months, these positions were varied, though value was generally favored over growth which hampered performance. A shift to more growth-oriented sectors occurred later in the period as the NASDAQ 100 made new highs at the end of May.

Fixed income holdings in the Fund shifted from being conservative in nature for the first few months of 2024, to more aggressive positions including High Yields and Emerging Markets. This portion of the portfolio was a bright spot as QVOY’s bond holdings outperformed the fixed income market as a whole. However, bonds only make up a small portion of the Fund so the overall impact was muted. Alternative ETFs struggled for the period, as investments in Gold and Blockchain ETFs rallied, then gave back much of their gains resulting in a small net loss from this sleeve of the portfolio.

Line Graph [Table Text Block]
How has the Fund performed since inception?
Total Return Based on $10,000 Investment

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception (12/6/2022)
Q3 All-Season Active Rotation ETF - NAV	15.16%	12.17%
Q3 All-Season Active Rotation ETF - Market Price	15.30%	12.15%
MSCI World Index	24.92%	21.00%
Dow Jones Moderately Aggressive Portfolio Index	16.84%	12.55%

Net Assets	$ 84,630,168
Holdings Count | Integer	13
Advisory Fees Paid, Amount	$ 258,540
Investment Company, Portfolio Turnover	339.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Net Assets	$84,630,168
Number of Portfolio Holdings	13
Advisory Fee	$258,540
Portfolio Turnover	339%

Holdings [Text Block]
Asset Weighting (% of total investments)

Sector Weighting (% of net assets)

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)
Holding Name	% of Net Assets
VanEck Gold Miners ETF	14.4%
iShares Core S&P 500 ETF	14.1%
Fidelity MSCI Utilities Index ETF	13.8%
Vanguard Mid-Cap Value ETF	13.6%
Vanguard FTSE Emerging Markets ETF	13.2%
iShares MSCI USA Momentum Factor ETF	13.0%
abrdn Physical Platinum Shares ETF	4.7%
Global X Uranium ETF	4.7%
SPDR Gold MiniShares Trust ETF	4.3%
iShares J.P. Morgan USD Emerging Markets Bond ETF	1.4%

Q3 ALL-SEASON TACTICAL FUND C Class
Shareholder Report [Line Items]
Fund Name	Q3 All-Season Tactical Fund
Class Name	C Class
Trading Symbol	QACTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Q3 All-Season Tactical Fund for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Material Fund Change Notice [Text Block]	You can also request this information by contacting us at (855) 784-2399.
Additional Information Phone Number	(855) 784-2399
Additional Information Website	www.q3allseasonfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$147	2.94%

Expenses Paid, Amount	$ 147
Expense Ratio, Percent	2.94%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Performance for the Q3 All-Season Tactical Fund for the period was largely due to positions in NASDAQ 100 as the Fund was able to identify a positive trend in that index. Continued strength in the technology sector bolstered the index to new highs during the year, and as such the Fund’s quantitative trading rules signaled buying opportunities.

Defensive positions were taken in long-term Treasuries when the Fund determined the volatility of the NASDAQ was heightened. Such positions amounted to about 20% of the overall market exposure for the period. Small gains were realized in the Treasury positions – long and inverse - as that market trended down the first several months of the year, before it began an upward move in May. The majority of the profitable trades in Treasuries were on the short side, though, as yields began to rise earlier in the year on fears of continued elevated inflation readings.

The Tactical Fund was able to participate in the upside movement of the equity markets during the period, as it kept a close watch on signs of exuberance by monitoring technical signals on a daily basis. Such indicators are designed to identify short-term tops in the market, so the Fund is able to pivot away from equities and into areas of the market deemed less prone to significant downside moves.

Line Graph [Table Text Block]
How has the Fund performed since inception?
Total Return Based on $10,000 Investment

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception (3/18/2021)
Q3 All-Season Tactical Fund - C Class	17.09%	-1.85%
Bloomberg U.S. Aggregate Bond Index	1.31%	-2.48%
Dow Jones Moderate Portfolio Index	12.35%	1.53%

Net Assets	$ 48,472,978
Holdings Count | Integer	2
Advisory Fees Paid, Amount	$ 236,866
Investment Company, Portfolio Turnover	369.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Net Assets	$48,472,978
Number of Portfolio Holdings	2
Advisory Fee	$236,866
Portfolio Turnover	369%

Holdings [Text Block]
Asset Weighting (% of total investments)

Sector Weighting (% of net assets)

Lyrical International Value Equity Fund Investor Class
Shareholder Report [Line Items]
Fund Name	Lyrical International Value Equity Fund
Class Name	Investor Class
Trading Symbol	LYRNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Lyrical International Value Equity Fund for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Material Fund Change Notice [Text Block]	You can also request this information by contacting us at (888) 884-8099.
Additional Information Phone Number	(888) 884-8099
Additional Information Website	www.lyricalvaluefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$62	1.24%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund performed well during the reporting period. Our Fund was up over 200 basis points compared to the MSCI EAFE during the 6-month period. Our performance was driven by a combination of both multiple expansion and earnings growth.

For the reporting period, the three positions that most positively impacted performance were: Aercap (AER-US) up 36%, Rexel (RXL-FR) up 31%, and Spie (SPIE-FR) up 43%. On the other side, the three positions that most negatively impacted performance were: OpenText (OTEX-CA) down 28%, Teleperformance (TEP-FR) down 16%, and Entain (ENT-LON) down 14%.

Even after strong returns in the periods, the portfolio remains attractively valued. The price-to-earnings (P/E) ratio ended the period at 9.3x times the next twelve months consensus earnings. The MSCI EAFE had a valuation of 14.2 times earnings on this same basis, a premium of 53% to the Fund.

In addition to an attractive valuation, our Fund also has had superior earnings growth. Since 2012, the companies in our portfolio have grown their EPS at a 6.8% annualized rate, compared to the MSCI EAFE at 5.7%.

Line Graph [Table Text Block]
How has the Fund performed since inception?
Total Return Based on $100,000 Investment

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	Since Inception (3/2/2020)
Lyrical International Value Equity Fund - Investor Class	15.96%	7.99%
MSCI EAFE Index	18.53%	9.01%

Net Assets	$ 13,252,836
Holdings Count | Integer	31
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Net Assets	$13,252,836
Number of Portfolio Holdings	31
Advisory Fee (net of waivers)	$0
Portfolio Turnover	16%

Holdings [Text Block]
Asset Weighting (% of total investments)

Country Weighting (% of net assets)

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)
Holding Name	% of Net Assets
AerCap Holdings N.V.	5.2%
Suncor Energy, Inc.	5.1%
Exor N.V.	4.9%
Euronext N.V.	4.9%
Rexel S.A.	4.9%
Bollore SE	4.7%
Ashtead Group plc	4.6%
Samsung Electronics Company Ltd.	4.3%
Nintendo Company Ltd. - ADR	4.3%
Johnson Controls International plc	4.0%

Lyrical U.S. Value Equity Fund Institutional Class
Shareholder Report [Line Items]
Fund Name	Lyrical U.S. Value Equity Fund
Class Name	Institutional Class
Trading Symbol	LYRIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Lyrical U.S. Value Equity Fund for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Material Fund Change Notice [Text Block]	You can also request this information by contacting us at (888) 884-8099.
Additional Information Phone Number	(888) 884-8099
Additional Information Website	www.lyricalvaluefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$50	0.99%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund performed well during the reporting period with above average absolute returns. Our returns also exceeded those of the S&P 500, which was no easy task given how much of the index returns were driven by one mega cap growth stock, NVIDIA. That one stock drove 20% of the S&P 500 return in the period, contributing 3.3 percentage points of the 16.4% index return.

For the reporting period, the three positions that most positively impacted performance were: United Rentals (URI) up 41%, Flex (FLEX) up 75%, and NRG Energy (NRG) up 72%. On the other side, the three positions that most negatively impacted performance were: Expedia (EXPE) down 17%, Concentrix (CNXC) down 34%, and Global Payments (GPN) down 12%. Even after strong returns in the periods, the portfolio remains attractively valued. The price-to-earnings (P/E) ratio ended the period at 11.4 times the next twelve months consensus earnings. The S&P 500 had a valuation of 20.7 times earnings on this same basis, a premium of 81% to the Fund.

What is uncommon about our portfolio is not just how cheap it is but also its attractive growth. Throughout our history our portfolios have had a discounted P/E to the S&P 500 with comparable growth. Currently, our growth profile is much better than that, with not just comparable growth, but superior growth. In fact, this continues to be one of the best growth profiles in our firm’s history.

Line Graph [Table Text Block]
How has the Fund performed over the last 10 years?
Total Return Based on $100,000 Investment

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Lyrical U.S. Value Equity Fund - Institutional Class	36.66%	14.32%	8.21%
S&P 500® Index	28.19%	15.80%	12.69%

Net Assets	$ 719,078,349
Holdings Count | Integer	32
Advisory Fees Paid, Amount	$ 2,744,559
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Net Assets	$719,078,349
Number of Portfolio Holdings	32
Advisory Fee (net of waivers)	$2,744,559
Portfolio Turnover	13%

Holdings [Text Block]
Asset Weighting (% of total investments)

Sector Weighting (% of net assets)

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)
Holding Name	% of Net Asset
United Rentals, Inc.	7.6%
Fidelity National Information Services, Inc.	6.0%
Ameriprise Financial, Inc.	5.2%
Suncor Energy, Inc.	5.0%
NRG Energy, Inc.	4.7%
Johnson Controls International plc	4.6%
Uber Technologies, Inc.	4.6%
Cigna Group (The)	4.3%
Flex Ltd.	4.1%
HCA Healthcare, Inc.	4.0%

Lyrical U.S. Value Equity Fund A Class
Shareholder Report [Line Items]
Fund Name	Lyrical U.S. Value Equity Fund
Class Name	A Class
Trading Symbol	LYRAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Lyrical U.S. Value Equity Fund for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Material Fund Change Notice [Text Block]	You can also request this information by contacting us at (888) 884-8099.
Additional Information Phone Number	(888) 884-8099
Additional Information Website	www.lyricalvaluefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$62	1.24%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund performed well during the reporting period with above average absolute returns. Our returns also exceeded those of the S&P 500, which was no easy task given how much of the index returns were driven by one mega cap growth stock, NVIDIA. That one stock drove 20% of the S&P 500 return in the period, contributing 3.3 percentage points of the 16.4% index return.

For the reporting period, the three positions that most positively impacted performance were: United Rentals (URI) up 41%, Flex (FLEX) up 75%, and NRG Energy (NRG) up 72%. On the other side, the three positions that most negatively impacted performance were: Expedia (EXPE) down 17%, Concentrix (CNXC) down 34%, and Global Payments (GPN) down 12%. Even after strong returns in the periods, the portfolio remains attractively valued. The price-to-earnings (P/E) ratio ended the period at 11.4 times the next twelve months consensus earnings. The S&P 500 had a valuation of 20.7 times earnings on this same basis, a premium of 81% to the Fund.

What is uncommon about our portfolio is not just how cheap it is but also its attractive growth. Throughout our history our portfolios have had a discounted P/E to the S&P 500 with comparable growth. Currently, our growth profile is much better than that, with not just comparable growth, but superior growth. In fact, this continues to be one of the best growth profiles in our firm’s history.

Line Graph [Table Text Block]
How has the Fund performed since inception?
Total Return Based on $10,000 Investment*

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	Since Inception (7/5/2022)
Lyrical U.S. Value Equity Fund - A Class
Without Load	36.31%	20.42%
With Load	28.50%	16.74%
S&P 500® Index	28.19%	20.24%

Net Assets	$ 719,078,349
Holdings Count | Integer	32
Advisory Fees Paid, Amount	$ 2,744,559
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Net Assets	$719,078,349
Number of Portfolio Holdings	32
Advisory Fee (net of waivers)	$2,744,559
Portfolio Turnover	13%

Holdings [Text Block]
Asset Weighting (% of total investments)

Sector Weighting (% of net assets)

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)
Holding Name	% of Net Asset
United Rentals, Inc.	7.6%
Fidelity National Information Services, Inc.	6.0%
Ameriprise Financial, Inc.	5.2%
Suncor Energy, Inc.	5.0%
NRG Energy, Inc.	4.7%
Johnson Controls International plc	4.6%
Uber Technologies, Inc.	4.6%
Cigna Group (The)	4.3%
Flex Ltd.	4.1%
HCA Healthcare, Inc.	4.0%

Lyrical International Value Equity Fund Institutional Class
Shareholder Report [Line Items]
Fund Name	Lyrical International Value Equity Fund
Class Name	Institutional Class
Trading Symbol	LYRWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Lyrical International Value Equity Fund for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Material Fund Change Notice [Text Block]	You can also request this information by contacting us at (888) 884-8099.
Additional Information Phone Number	(888) 884-8099
Additional Information Website	www.lyricalvaluefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$50	0.99%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund performed well during the reporting period. Our Fund was up over 200 basis points compared to the MSCI EAFE during the 6-month period. Our performance was driven by a combination of both multiple expansion and earnings growth.

For the reporting period, the three positions that most positively impacted performance were: Aercap (AER-US) up 36%, Rexel (RXL-FR) up 31%, and Spie (SPIE-FR) up 43%. On the other side, the three positions that most negatively impacted performance were: OpenText (OTEX-CA) down 28%, Teleperformance (TEP-FR) down 16%, and Entain (ENT-LON) down 14%.

Even after strong returns in the periods, the portfolio remains attractively valued. The price-to-earnings (P/E) ratio ended the period at 9.3x times the next twelve months consensus earnings. The MSCI EAFE had a valuation of 14.2 times earnings on this same basis, a premium of 53% to the Fund.

In addition to an attractive valuation, our Fund also has had superior earnings growth. Since 2012, the companies in our portfolio have grown their EPS at a 6.8% annualized rate, compared to the MSCI EAFE at 5.7%.

Line Graph [Table Text Block]
How has the Fund performed since inception?
Total Return Based on $100,000 Investment

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	Since Inception (3/2/2020)
Lyrical International Value Equity Fund - Institutional Class	16.29%	8.26%
MSCI EAFE Index	18.53%	9.01%

Net Assets	$ 13,252,836
Holdings Count | Integer	31
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Net Assets	$13,252,836
Number of Portfolio Holdings	31
Advisory Fee (net of waivers)	$0
Portfolio Turnover	16%

Holdings [Text Block]
Asset Weighting (% of total investments)

Country Weighting (% of net assets)

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)
Holding Name	% of Net Assets
AerCap Holdings N.V.	5.2%
Suncor Energy, Inc.	5.1%
Exor N.V.	4.9%
Euronext N.V.	4.9%
Rexel S.A.	4.9%
Bollore SE	4.7%
Ashtead Group plc	4.6%
Samsung Electronics Company Ltd.	4.3%
Nintendo Company Ltd. - ADR	4.3%
Johnson Controls International plc	4.0%

Lyrical U.S. Value Equity Fund C Class
Shareholder Report [Line Items]
Fund Name	Lyrical U.S. Value Equity Fund
Class Name	C Class
Trading Symbol	LYRCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Lyrical U.S. Value Equity Fund for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Material Fund Change Notice [Text Block]	You can also request this information by contacting us at (888) 884-8099.
Additional Information Phone Number	(888) 884-8099
Additional Information Website	www.lyricalvaluefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$100	1.99%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	1.99%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund performed well during the reporting period with above average absolute returns. Our returns also exceeded those of the S&P 500, which was no easy task given how much of the index returns were driven by one mega cap growth stock, NVIDIA. That one stock drove 20% of the S&P 500 return in the period, contributing 3.3 percentage points of the 16.4% index return.

For the reporting period, the three positions that most positively impacted performance were: United Rentals (URI) up 41%, Flex (FLEX) up 75%, and NRG Energy (NRG) up 72%. On the other side, the three positions that most negatively impacted performance were: Expedia (EXPE) down 17%, Concentrix (CNXC) down 34%, and Global Payments (GPN) down 12%. Even after strong returns in the periods, the portfolio remains attractively valued. The price-to-earnings (P/E) ratio ended the period at 11.4 times the next twelve months consensus earnings. The S&P 500 had a valuation of 20.7 times earnings on this same basis, a premium of 81% to the Fund.

What is uncommon about our portfolio is not just how cheap it is but also its attractive growth. Throughout our history our portfolios have had a discounted P/E to the S&P 500 with comparable growth. Currently, our growth profile is much better than that, with not just comparable growth, but superior growth. In fact, this continues to be one of the best growth profiles in our firm’s history.

Line Graph [Table Text Block]
How has the Fund performed since inception?
Total Return Based on $10,000 Investment

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	Since Inception (7/5/2022)
Lyrical U.S. Value Equity Fund - C Class
Without CDSC	35.34%	19.54%
With CDSC	34.34%	19.54%
S&P 500® Index	28.19%	20.24%

Net Assets	$ 719,078,349
Holdings Count | Integer	32
Advisory Fees Paid, Amount	$ 2,744,559
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Net Assets	$719,078,349
Number of Portfolio Holdings	32
Advisory Fee (net of waivers)	$2,744,559
Portfolio Turnover	13%

Holdings [Text Block]
Asset Weighting (% of total investments)

Sector Weighting (% of net assets)

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)
Holding Name	% of Net Asset
United Rentals, Inc.	7.6%
Fidelity National Information Services, Inc.	6.0%
Ameriprise Financial, Inc.	5.2%
Suncor Energy, Inc.	5.0%
NRG Energy, Inc.	4.7%
Johnson Controls International plc	4.6%
Uber Technologies, Inc.	4.6%
Cigna Group (The)	4.3%
Flex Ltd.	4.1%
HCA Healthcare, Inc.	4.0%

Lyrical International Value Equity Fund A Class
Shareholder Report [Line Items]
Fund Name	Lyrical International Value Equity Fund
Class Name	A Class
Trading Symbol	LYRVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Lyrical International Value Equity Fund for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Material Fund Change Notice [Text Block]	You can also request this information by contacting us at (888) 884-8099.
Additional Information Phone Number	(888) 884-8099
Additional Information Website	www.lyricalvaluefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$62	1.24%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund performed well during the reporting period. Our Fund was up over 200 basis points compared to the MSCI EAFE during the 6-month period. Our performance was driven by a combination of both multiple expansion and earnings growth.

For the reporting period, the three positions that most positively impacted performance were: Aercap (AER-US) up 36%, Rexel (RXL-FR) up 31%, and Spie (SPIE-FR) up 43%. On the other side, the three positions that most negatively impacted performance were: OpenText (OTEX-CA) down 28%, Teleperformance (TEP-FR) down 16%, and Entain (ENT-LON) down 14%.

Even after strong returns in the periods, the portfolio remains attractively valued. The price-to-earnings (P/E) ratio ended the period at 9.3x times the next twelve months consensus earnings. The MSCI EAFE had a valuation of 14.2 times earnings on this same basis, a premium of 53% to the Fund.

In addition to an attractive valuation, our Fund also has had superior earnings growth. Since 2012, the companies in our portfolio have grown their EPS at a 6.8% annualized rate, compared to the MSCI EAFE at 5.7%.

Line Graph [Table Text Block]

How has the Fund performed since inception?
Total Return Based on $10,000 Investment*

Average Annual Total Returns
	1 Year	Since Inception (7/5/2022)
Lyrical International Value Equity Fund - A Class
Without Load	16.03%	16.54%
With Load	9.36%	12.96%
MSCI EAFE Index	18.53%	18.28%

Net Assets	$ 13,252,836
Holdings Count | Integer	31
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Net Assets	$13,252,836
Number of Portfolio Holdings	31
Advisory Fee (net of waivers)	$0
Portfolio Turnover	16%

Holdings [Text Block]
Asset Weighting (% of total investments)

Country Weighting (% of net assets)

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)
Holding Name	% of Net Assets
AerCap Holdings N.V.	5.2%
Suncor Energy, Inc.	5.1%
Exor N.V.	4.9%
Euronext N.V.	4.9%
Rexel S.A.	4.9%
Bollore SE	4.7%
Ashtead Group plc	4.6%
Samsung Electronics Company Ltd.	4.3%
Nintendo Company Ltd. - ADR	4.3%
Johnson Controls International plc	4.0%

Q3 ALL-SEASON SYSTEMATIC OPPORTUNITIES FUND Institutional Class
Shareholder Report [Line Items]
Fund Name	Q3 All-Season Systematic Opportunities Fund
Class Name	Institutional Class
Trading Symbol	QASOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Q3 All-Season Systematic Opportunities Fund for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Material Fund Change Notice [Text Block]	You can also request this information by contacting us at (855) 784-2399.
Additional Information Phone Number	(855) 784-2399
Additional Information Website	www.q3allseasonfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$66	1.32%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.32%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Q3 All-Season Systematic Opportunities Fund continues to perform as designed – producing positive returns over any market environment. For the most recent period, the Fund again registered profits as the markets looked to maintain their positive trends. The Fund, however, is largely indifferent as to the overall direction of the markets, since its trading rules are short-term in nature and not dependent on trends.

Over the last six months, the Fund was only exposed to equities approximately 60% of the time, and still notched gains, with considerably less market risk. While the last several months have been decidedly bullish, the Fund has had fewer trades than historically expected. QASOX only enters the market during pullbacks and tends to stay invested in trades for just a few days.

With very few meaningful pullbacks in equities over the last several months, the Fund has maintained larger than normal defensive positions (money market funds) while it waited for opportunities to enter the equity market. Currently, these defensive positions are generating just over 5% a year, so the Fund has the opportunity to make meaningful gains when it is waiting for potential equity trades.

Line Graph [Table Text Block]
How has the Fund performed since inception?
Total Return Based on $100,000 Investment

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception (12/30/2019)
Q3 All-Season Systematic Opportunities Fund - Institutional Class	11.27%	2.86%
Bloomberg U.S. Aggregate Bond Index	1.31%	-1.04%
Dow Jones Moderate Portfolio Index	12.35%	4.46%

Net Assets	$ 192,428,373
Holdings Count | Integer	1
Advisory Fees Paid, Amount	$ 938,594
Investment Company, Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Net Assets	$192,428,373
Number of Portfolio Holdings	1
Advisory Fee (net of recoupments)	$938,594
Portfolio Turnover	5641%

Holdings [Text Block]
Asset Weighting (% of total investments)

Sector Weighting (% of net assets)

Lyrical U.S. Value Equity Fund Investor Class
Shareholder Report [Line Items]
Fund Name	Lyrical U.S. Value Equity Fund
Class Name	Investor Class
Trading Symbol	LYRBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Lyrical U.S. Value Equity Fund for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Material Fund Change Notice [Text Block]	You can also request this information by contacting us at (888) 884-8099.
Additional Information Phone Number	(888) 884-8099
Additional Information Website	www.lyricalvaluefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$62	1.24%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund performed well during the reporting period with above average absolute returns. Our returns also exceeded those of the S&P 500, which was no easy task given how much of the index returns were driven by one mega cap growth stock, NVIDIA. That one stock drove 20% of the S&P 500 return in the period, contributing 3.3 percentage points of the 16.4% index return.

For the reporting period, the three positions that most positively impacted performance were: United Rentals (URI) up 41%, Flex (FLEX) up 75%, and NRG Energy (NRG) up 72%. On the other side, the three positions that most negatively impacted performance were: Expedia (EXPE) down 17%, Concentrix (CNXC) down 34%, and Global Payments (GPN) down 12%. Even after strong returns in the periods, the portfolio remains attractively valued. The price-to-earnings (P/E) ratio ended the period at 11.4 times the next twelve months consensus earnings. The S&P 500 had a valuation of 20.7 times earnings on this same basis, a premium of 81% to the Fund.

What is uncommon about our portfolio is not just how cheap it is but also its attractive growth. Throughout our history our portfolios have had a discounted P/E to the S&P 500 with comparable growth. Currently, our growth profile is much better than that, with not just comparable growth, but superior growth. In fact, this continues to be one of the best growth profiles in our firm’s history.

Line Graph [Table Text Block]
How has the Fund performed over the last 10 years?
Total Return Based on $10,000 Investment

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Lyrical U.S. Value Equity Fund - Investor Class	36.38%	14.04%	7.90%
S&P 500® Index	28.19%	15.80%	12.69%

Net Assets	$ 719,078,349
Holdings Count | Integer	32
Advisory Fees Paid, Amount	$ 2,744,559
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Net Assets	$719,078,349
Number of Portfolio Holdings	32
Advisory Fee (net of waivers)	$2,744,559
Portfolio Turnover	13%

Holdings [Text Block]
Asset Weighting (% of total investments)

Sector Weighting (% of net assets)

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)
Holding Name	% of Net Asset
United Rentals, Inc.	7.6%
Fidelity National Information Services, Inc.	6.0%
Ameriprise Financial, Inc.	5.2%
Suncor Energy, Inc.	5.0%
NRG Energy, Inc.	4.7%
Johnson Controls International plc	4.6%
Uber Technologies, Inc.	4.6%
Cigna Group (The)	4.3%
Flex Ltd.	4.1%
HCA Healthcare, Inc.	4.0%

Lyrical International Value Equity Fund C Class
Shareholder Report [Line Items]
Fund Name	Lyrical International Value Equity Fund
Class Name	C Class
Trading Symbol	LYRZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Lyrical International Value Equity Fund for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Material Fund Change Notice [Text Block]	You can also request this information by contacting us at (888) 884-8099.
Additional Information Phone Number	(888) 884-8099
Additional Information Website	www.lyricalvaluefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$100	1.99%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	1.99%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund performed well during the reporting period. Our Fund was up over 200 basis points compared to the MSCI EAFE during the 6-month period. Our performance was driven by a combination of both multiple expansion and earnings growth.

For the reporting period, the three positions that most positively impacted performance were: Aercap (AER-US) up 36%, Rexel (RXL-FR) up 31%, and Spie (SPIE-FR) up 43%. On the other side, the three positions that most negatively impacted performance were: OpenText (OTEX-CA) down 28%, Teleperformance (TEP-FR) down 16%, and Entain (ENT-LON) down 14%.

Even after strong returns in the periods, the portfolio remains attractively valued. The price-to-earnings (P/E) ratio ended the period at 9.3x times the next twelve months consensus earnings. The MSCI EAFE had a valuation of 14.2 times earnings on this same basis, a premium of 53% to the Fund.

In addition to an attractive valuation, our Fund also has had superior earnings growth. Since 2012, the companies in our portfolio have grown their EPS at a 6.8% annualized rate, compared to the MSCI EAFE at 5.7%.

Line Graph [Table Text Block]
How has the Fund performed since inception?
Total Return Based on $10,000 Investment

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	Since Inception (7/5/2022)
Lyrical International Value Equity Fund - C Class
Without CDSC	15.18%	15.67%
With CDSC	14.18%	15.67%
MSCI EAFE Index	18.53%	18.28%

Net Assets	$ 13,252,836
Holdings Count | Integer	31
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Net Assets	$13,252,836
Number of Portfolio Holdings	31
Advisory Fee (net of waivers)	$0
Portfolio Turnover	16%

Holdings [Text Block]
Asset Weighting (% of total investments)

Country Weighting (% of net assets)

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)
Holding Name	% of Net Assets
AerCap Holdings N.V.	5.2%
Suncor Energy, Inc.	5.1%
Exor N.V.	4.9%
Euronext N.V.	4.9%
Rexel S.A.	4.9%
Bollore SE	4.7%
Ashtead Group plc	4.6%
Samsung Electronics Company Ltd.	4.3%
Nintendo Company Ltd. - ADR	4.3%
Johnson Controls International plc	4.0%

Q3 ALL-SEASON TACTICAL FUND Institutional Class
Shareholder Report [Line Items]
Fund Name	Q3 All-Season Tactical Fund
Class Name	Institutional Class
Trading Symbol	QAITX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Q3 All-Season Tactical Fund for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Material Fund Change Notice [Text Block]	You can also request this information by contacting us at (855) 784-2399.
Additional Information Phone Number	(855) 784-2399
Additional Information Website	www.q3allseasonfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$79	1.58%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.58%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Performance for the Q3 All-Season Tactical Fund for the period was largely due to positions in NASDAQ 100 as the Fund was able to identify a positive trend in that index. Continued strength in the technology sector bolstered the index to new highs during the year, and as such the Fund’s quantitative trading rules signaled buying opportunities.

Defensive positions were taken in long-term Treasuries when the Fund determined the volatility of the NASDAQ was heightened. Such positions amounted to about 20% of the overall market exposure for the period. Small gains were realized in the Treasury positions – long and inverse - as that market trended down the first several months of the year, before it began an upward move in May. The majority of the profitable trades in Treasuries were on the short side, though, as yields began to rise earlier in the year on fears of continued elevated inflation readings.

The Tactical Fund was able to participate in the upside movement of the equity markets during the period, as it kept a close watch on signs of exuberance by monitoring technical signals on a daily basis. Such indicators are designed to identify short-term tops in the market, so the Fund is able to pivot away from equities and into areas of the market deemed less prone to significant downside moves.

Line Graph [Table Text Block]
How has the Fund performed since inception?
Total Return Based on $100,000 Investment

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception (12/30/2019)
Q3 All-Season Tactical Fund - Institutional Class	18.74%	4.59%
Bloomberg U.S. Aggregate Bond Index	1.31%	-1.04%
Dow Jones Moderate Portfolio Index	12.35%	4.46%

Net Assets	$ 48,472,978
Holdings Count | Integer	2
Advisory Fees Paid, Amount	$ 236,866
Investment Company, Portfolio Turnover	369.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Net Assets	$48,472,978
Number of Portfolio Holdings	2
Advisory Fee	$236,866
Portfolio Turnover	369%

Holdings [Text Block]
Asset Weighting (% of total investments)

Sector Weighting (% of net assets)